CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net revenues:
Advertising (include revenue received from CRIC of $5,126, $3,474 and $2,526 for 2012, 2011 and 2010, respectively)	$ 412,928	$ 368,805	$ 290,814
Non-advertising (include amortization of deferred revenues from CRIC of $18,745, $18,745 and $18,745 for 2012, 2011 and 2010, respectively)	116,401	114,024	111,803
Total net revenues	529,329	482,829	402,617
Costs of revenues:
Advertising	195,324	157,458	116,295
Non-advertising	52,608	57,890	52,115
Total costs of revenue	247,932	215,348	168,410
Gross profit	281,397	267,481	234,207
Operating expenses:
Sales and marketing	142,342	135,867	77,996
Product development	108,062	65,533	34,048
General and administrative	39,397	30,121	22,585
Goodwill impairment		68,891
Amortization of intangible assets	144	731	3,335
Total operating expenses	289,945	301,143	137,964
Income (loss) from operations	(8,548)	(33,662)	96,243
Interest and other income, net	16,798	16,327	8,804
Income (Loss) from equity investments, net	(10,730)	1,466	12,604
Gain on sale of investments	55,563
Investment impairment	(18,498)	(281,548)	(128,554)
Income (loss) before income tax expense	34,585	(297,417)	(10,903)
Income tax expense	(2,730)	(5,001)	(8,436)
Net income (loss)	31,855	(302,418)	(19,339)
Less: Net income (loss) attributable to the non-controlling interest	117	(326)	(245)
Net income (loss) attributable to SINA	31,738	(302,092)	(19,094)
Other comprehensive income (loss)
Unrealized gain (loss) on available-for-sale securities, net	30,373	(23,257)	868
Currency translation adjustments	(2,293)	22,227	10,645
Total other comprehensive income (loss)	28,080	(1,030)	11,513
Total comprehensive income (loss)	59,935	(303,448)	(7,826)
Less: Comprehensive income (loss) attributable to non-controlling interests	117	(326)	(245)
Comprehensive income (loss) attributable to SINA	$ 59,818	$ (303,122)	$ (7,581)
Basic net income (loss) per share attributable to SINA (in dollars per share)	$ 0.48	$ (4.64)	$ (0.31)
Shares used in computing basic net income (loss) per share attributable to SINA (in shares)	66,401	65,121	61,216
Diluted net income (loss) per share attributable to SINA (in dollars per share)	$ 0.47	$ (4.64)	$ (0.31)
Shares used in computing diluted net income (loss) per share attributable to SINA (in shares)	66,849	65,121	61,216